UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(Ticker Symbol: BRBLX)

SEMI-ANNUAL REPORT
September 30, 2011

Table of Contents

Letter to Shareholders	1
Fund Expenses	5
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the BearlyBullish Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Letter to Shareholders

The global stock market selloff during the 3rd quarter led many investors to safe haven investments, with 10 year U.S. Treasury debt returning over 23% in the quarter, despite an S&P ratings downgrade in the quarter.  This price movement led to the yield on the 10 year U.S. Treasury yield closing at 1.92%, and the 30 year U.S. Treasury yield closing at 2.91% as fearful memories of the ’08-’09 financial crisis came back to investors.  The broader fixed income markets, as measured by the Barclays Aggregate Bond Index, ended up 3.8% for the 3rd quarter and are now up 6.7% year to date. The primary driver for this fear was the Sovereign debt crisis in Europe and softening economic data points in the U.S.

Fear and pessimism ruled the third quarter.  The Ned Davis Crowd Sentiment Poll reached levels not seen since the 2008 financial crisis.  Consumer confidence remained weak and the VIX Index, the markets “fear gauge”, spiked 160% in the quarter.

Investors became anxious about political efforts to deal with the monumental challenges facing the economy as well as the European Debt crises, which was focused primarily on Greece and Italy, potentially spreading throughout the continent. .  As a result, the Dow Jones Industrial Average (DJIA) ended the quarter down 12%, its worst percentage decline since the first quarter of 2009.  The DJIA ended the quarter 12%, S&P 500 14% the Nasdaq 13%.   For all the major indexes, this was the worst quarterly drop since the fourth quarter of 2008.  Year to date the S&P 500 Index is down -8.7%, while the Nasdaq composite is down 8.3%.

On a relative basis, the BearlyBullish Fund (BRBLX) significantly outperformed its peer group and the S&P500.  Since inception (6/15/11) the Fund was down 9.0% vs. its peer group (The Bloomberg Active Index BBOEGIUS) which was down 11.77% and the S&P500 Total Return Index which was down 10.05%.  This outperformance was driven by the Funds high cash weighting and sector allocation.

As is our strategy, in times of duress our strategic risk management overlay engages, prompting us to raise cash and reduce equity market exposure. The third quarter was no exception and we carried a 37% cash allocation as the markets experienced high levels of volatility. We look to these triggers and technical overlays as guides as to our level of market engagement.

Additionally, our relative overweight in the consumer discretionary, utilities, and consumer staples added to overall portfolio performance. Our overweight in materials and our underweight in technology detracted from performance. However the biggest factor in the Fund’s relative outperformance was our 37% cash weighting.

HOLDINGS

Consumer Discretionary – 10.5%
Despite the apparent economic weakness and negative consumer sentiment during the quarter, the American consumer continues to spend money and this sector held up relatively well. It is our highest weighted sector at 10.5% of assets. We diversified across the sector with names like O’Reilly Automotive (ORLY), Amazon.com (AMZN) and Dollar Tree (DLTR).  We continue to believe that as the economy recovers and uncertainty is removed in terms of taxes, the consumer will continue spend on discretionary items.

Technology – 9.93%
The quarter presented some interesting opportunities in the technology space.  The Fund was able to pick up some extraordinary values in blue chip technology companies like Intel (INTC), International Business Machines (IBM), Apple (AAPL) and KLA-Tencor (KLAC). Again, it is our strategy to diversify within a sector, and we feel that these names give us broad exposure to difference aspects of this fast growing sector.  These companies currently have large cash positions on their balance sheets, little debt and pay high dividends.

Consumer Staples 7.81%
While we are not as optimistic about growth prospects in the staples sector overall, we did take positions in names that we felt had the most stable prospects during a volatile period. We are underweight the sector overall but took positions in JM Sucker (SJM), Dr. Pepper Snapple Group (DPS).  We also took a positions in Clorox (CLX).  All of these stocks typically pay high dividends, so their yield potentially helps stabilize the portfolio, and also adds a component to total return.

Industrials – 6.68%
While we like this sector longer term, the market unmercifully pounded it during the third quarter. While underweight overall, we took the sector weakness as an opportunity to pick up some quality names like Joy Global (JOYG), WW Grainger (GWW) and Norfolk Southern (NSC) in the railroad space. We also liked the valuations on Cummins Inc., and the improving prospects for an engine sale has the recovery continue.  We will become much more comfortable with the sector with further evidence of an improving economy.

Energy – 6.56%
Oil prices during the quarter were volatile, as fears of a global economic slowdown.  The fund began to initiate positions in the sector in the integrated oil space with Conoco Phillips (COP) and Marathon Oil (MRO).  We also felt that the prospects for natural gas on oil production in the North America were improving and wanted to gain exposure to this sector through EOG Resources (EOG). Oil sans production is also another area we found attractive and bought Suncor Energy (SU).

Utilities - 5.61%
Given the volatility of the market in the third quarter, we sought the stability of the defensive sector of utilities. Particularly attractive were Nextera Energy (NEE), who should experience long term demand growth in excess of US averages in Florida and its wind power business. Likewise we like the prospects for Oneok (OKE) gas distribution businesses in Oklahoma, Kansas and Texas.

Healthcare – 5.59%
In healthcare we like Intuitive Surgical (ISRG), which holds a virtual monopoly via their patents in the niche robotics surgery market. In health insurance, we felt that the negative reaction to the ObamaCare left Humana (HUM) undervalued. In the biomedical area we like Biogen Idec (BIIB) for their strong pipeline and strong earnings growth.

Materials – 4.85%.
We continue to be constructive on the materials sector based on its extreme under valuations.  This highly cyclical sector was pummeled in the third quarter base on recession fears. We took this opportunity to begin increasing our exposure to the sector in names like CF Industries (CF) in agri-business and Eastman Chemical (EMN). As we see continued signs of improving economic fundamentals, we will continue to increase our positions in the sector.

Financials – 3.47%
The financial stocks have become the new oil stocks – everyone hates them. So do we, at least until we get some stabilization of the Eurozone debt crisis and stabilization in housing in the US. While we are extremely underweight the sector, we stuck to high quality names like JP Morgan (JPM) in the money center sector, Mastercard (MA) in credit cards.  We did pick up a deep value name in Bank of America (BAC) as it was trading at a fraction of book value.

Cash – 37%

OUTLOOK

Entering the 4th quarter we have begun to see signs of improvement in the economy and the stock market.  Leading economic indicators (Institute SM data, strong retail sales, rail shipments, the Baltic Dry Index) are all indicating a non-recessionary environment.  Progress in the European sovereign debt crisis is anticipated as well as the potential recapitalization of the banks in Europe, similar to the TARP program in the U.S.  These events prompted the market to rally 9% off its lows since the end of the third quarter.

Now the focus will shift to corporate earnings. While analyst estimates for the earnings for the S&P 500 have come down (17.5% to 15%), they are still indicating double digit earnings growth. Business spending has moved up and the stronger retail sales figures seen lately also suggest that consumers, who drive 70% of the economy, are still spending.  This should provide an undergirding for corporate earnings.

When you combine strong earnings and historic lows on interest rates with rock bottom market valuations, we see the potential for a sustainable rally in the fourth quarter. The market is currently trading at 12X next years estimate.  On average it has traded at 15X, indicating a 25% undervaluation.  Likewise, Greenspan’s equity valuation model (corp. earnings yield relative to bond yields) indicates a 70% undervaluation.  Granted, this valuation model is probably skewed due the fear driven rally in Treasuries making interest rates artificially low but the directional barometer it represents is likely valid.

Compelling valuations and a healthy corporate environment aside, we recognize the potential problems in Europe and the political and regulatory environment we face. As always, we are always on the lookout for potential market disruption and protracted sell-offs.

Sincerely,

Buddie Ballard Jr., CFA	Michael Turner, CFA

Equity investments are subject to market fluctuations. Mid cap stocks are subject to substantial risks such as market, business, size volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and potential to call out of favor that may cause their prices to fluctuate over time, sometimes rapidly and unpredictably. The Fund is non-diversified and may hold fewer securities than a diversified fund. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

The S&P 500 Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges. The Barclays Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market. The Nasdaq Composite consists of the common stocks and similar securities listed on the NASDAQ stock market. The Bloomberg Active Index BBOEGIUS consists of funds in the BearlyBullish Fund’s peer group. This index represents a peer group of 189 open-end, growth and income funds domiciled in the United States.  It is not possible to invest directly in an Index.

BearlyBullish Fund
Fund Expenses – September 30, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the Fund’s inception date of 6/15/11 to 9/30/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Investor Class	Actual Performance	$1,000.00	$909.00	$4.20
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.36	$4.42

* Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 108/366 (to reflect the Fund’s inception period). The expense ratios reflect an expense limitation.  Assumes all dividends and distributions were reinvested.

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

Number of Shares	Value

COMMON STOCKS – 63.0%
CONSUMER DISCRETIONARY – 10.5%
1,080	Amazon.com, Inc.*	$233,528
2,773	Dollar Tree, Inc.*	208,280
7,724	Expedia, Inc.	198,893
3,706	O'Reilly Automotive, Inc.*	246,931
2,798	Under Armour, Inc. - Cl. A*	185,815
		1,073,447

	CONSUMER STAPLES – 7.8%
2,870	Clorox Co.	190,367
5,240	Dr. Pepper Snapple Group, Inc.	203,207
3,420	Hershey Co.	202,601
2,811	JM Smucker Co.	204,894
		801,069

	ENERGY – 6.6%
3,057	ConocoPhillips	193,569
2,263	EOG Resources, Inc.	160,696
7,240	Marathon Oil Corp.	156,239
6,374	Suncor Energy, Inc.	162,155
		672,659

	FINANCIALS – 3.5%
31,746	Bank of America Corp.	194,286
5,377	JPMorgan Chase & Co.	161,955
		356,241

	HEALTH CARE – 5.6%
2,133	Biogen Idec, Inc.*	198,689
2,610	Humana, Inc.	189,826
508	Intuitive Surgical, Inc.*	185,054
		573,569

	INDUSTRIALS – 6.7%
2,137	Cummins, Inc.	174,507
2,348	Joy Global, Inc.	146,468
2,934	Norfolk Southern Corp.	179,033
1,236	W.W. Grainger, Inc.	184,832
		684,840

	INFORMATION TECHNOLOGY – 9.9%
515	Apple, Inc.*	196,308
9,852	Intel Corp.	210,143
1,169	International Business Machines Corp.	204,610
5,643	KLA-Tencor Corp.	216,014

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

Number of Shares	Value

	INFORMATION TECHNOLOGY – (continued)
603	Mastercard, Inc. - Cl. A	$191,247
		1,018,322

	MATERIALS – 4.8%
1,156	CF Industries Holdings, Inc.	142,639
2,394	Eastman Chemical Co.	164,061
2,043	Praxair, Inc.	190,979
		497,679

	TELECOMMUNICATION SERVICES – 2.0%
7,030	AT&T, Inc.	200,496

	UTILITIES – 5.6%
4,660	Exelon Corp.	198,563
3,552	NextEra Energy, Inc.	191,879
2,809	Oneok, Inc.	185,506
		575,948

	TOTAL COMMON STOCKS (Cost $6,952,366)	6,454,270

	SHORT-TERM INVESTMENTS – 36.9%
3,789,815	Fidelity Institutional Money Market Fund, 0.11%‡	3,789,815

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,789,815)	3,789,815

	TOTAL INVESTMENTS – 99.9% (Cost $10,742,181)	10,244,085
	Other Assets in Excess of Liabilities – 0.1%	13,324

	TOTAL NET ASSETS – 100.0%	$10,257,409

* Non-income producing security.
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

BearlyBullish Fund
SUMMARY OF INVESTMENTS
As of September 30, 2011 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	10.5%
Information Technology	9.9%
Consumer Staples	7.8%
Industrials	6.7%
Energy	6.6%
Health Care	5.6%
Utilities	5.6%
Materials	4.8%
Financials	3.5%
Telecommunication Services	2.0%
Total Common Stocks	63.0%
Short-Term Investments	36.9%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

BearlyBullish Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $10,742,181)	$10,244,085
Receivables:
Dividends and interest	3,902
Prepaid expenses	41,294
Total assets	10,289,281

LIABILITIES
Payables:
Due to Advisor	11,876
Due under Distribution Plan - Investor Class (Note 6)	2,180
Administration fees	3,948
Custody fees	1,818
Fund accounting fees	2,459
Transfer agent fees	1,754
Trustees fees	749
Chief Compliance Officer fees	156
Accrued other expenses	6,932
Total liabilities	31,872

NET ASSETS	$10,257,409

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$11,383,675
Accumulated net investment loss	(11,234)
Accumulated net realized loss on investments	(616,936)
Net unrealized depreciation on investments	(498,096)
Net Assets	$10,257,409

Net asset value per share
[$10,257,409/1,127,870 shares outstanding]	$9.09

See accompanying Notes to Financial Statements.

BearlyBullish Fund
STATEMENT OF OPERATIONS
For the Period June 15, 2011* through September 30, 2011 (Unaudited)

Investment Income
Income
Dividends	$28,623
Interest	1,081
Total income	29,704

Expenses
Advisory fee	27,475
Distribution Fees - Investor Class (Note 6)	6,869
Administration fees	9,967
Offering Costs	9,749
Transfer agent fees	8,929
Fund accounting fees	8,824
Registration fees	7,291
Audit fees	5,534
Legal fees	2,923
Chief compliance officer fees	2,639
Custody fees	1,818
Miscellaneous	1,788
Trustees fees and expenses	1,759
Shareholder reporting fees	1,303
Insurance fees	359

Total expenses	97,227
Expenses reimbursed by the Advisor	(56,289)
Net expenses	40,938
Net investment loss	(11,234)

Realized and Unrealized Loss from Investments
Net realized loss on investments	(616,936)
Net change in unrealized depreciation on investments	(498,096)
Net realized and unrealized loss on investments	(1,115,032)

Net Decrease in Net Assets from Operations	$(1,126,266)

*	Commencement of Operations.

See accompanying Notes to Financial Statements.

BearlyBullish Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Period
	June 15, 2011*
	to September 30, 2011
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(11,234)
Net realized loss on investments	(616,936)
Net unrealized depreciation on investments	(498,096)
Net decrease in net assets resulting from operations	(1,126,266)

Capital Transactions
Net proceeds from shares sold - Investor Class	11,797,695
Cost of shares redeemed - Investor Class	(414,020)	1
Net increase in net assets from capital transactions	11,383,675

Total increase in net assets	10,257,409

Net Assets
Beginning of period	-
End of period	$10,257,409

Accumulated net investment loss	$(11,234)

Capital Share Transactions:
Shares sold	1,171,021
Shares redeemed	(43,151)
Net increase from capital share transactions	1,127,870

* Commencement of Operations.
1 Net of redemption fee proceeds of $2,335

See accompanying Notes to Financial Statements.

BearlyBullish Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the Period.

	For the Period
	June 15, 2011* to
	September 30, 2011
	Investor Class
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.01)
Net realized and unrealized
gain (loss) on investments	(0.90)
Total from investment operations	(0.91)

Redemption fee proceeds	-	(a)

Net asset value, end of period	$9.09

Total return	-9.10%	1

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$10,257

Ratio of expenses to average net assets
Before fees reimbursed by the Advisor	3.54%	2
After fees reimbursed by the Advisor	1.49%	2,3
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Advisor	-2.46%	2
After fees reimbursed by the Advisor	-0.41%	2

Portfolio turnover rate	164%	1

*	Commencement of Operations.
(a)	This amount represents less than $0.01 per share.
1	Not Annualized.
2	Annualized.

3
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A,  expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.49% of average daily net assets for Investor Class Shares.

See accompanying Notes to Financial Statements.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (Unaudited)

Note 1 – Organization
BearlyBullish Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund is authorized to issue two classes of shares: Investor Class and Institutional Class. The Fund’s Investor Class shares commenced investment operations on June 15, 2011. As of September 30, 2011, the Fund’s Institutional Class shares are not available for investment.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $33,259, which are being amortized over a one-year period from June 15, 2011 (commencement of operations).

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (Unaudited)
Continued

income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period from June 15, 2011 (commencement of operations) through September 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Alpha Capital Management (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.49% of average daily net assets for Investor Class Shares until July 31, 2012.

For the period June 15, 2011 (commencement of operations) through September 30, 2011, the Advisor reimbursed expenses of $56,289. The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (Unaudited)
Continued

September 30, 2011, the amount of these potentially recoverable expenses was $56,289.  The Advisor may recapture a portion of this amount no later than March 31, 2015.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period June 15, 2011 (commencement of operations) through September 30, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period June 15, 2011 (commencement of operations) through September 30, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,805,876

Gross unrealized appreciation	$134,139
Gross unrealized depreciation	(695,930)

Net unrealized appreciation/(depreciation) on investments	$(561,791)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 - Investment Transactions
For the period June 15, 2011 (commencement of operations) through September 30, 2011, purchases and sales of investments, excluding short-term investments, were $17,184,396 and $9,615,095, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Investor Class Shares, the Plan provides for the payment of distribution fees

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (Unaudited)
Continued

at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class Shares, payable to the Advisor as the distribution coordinator. The Institutional Class Shares does not pay any distribution fees.

For the period June 15, 2011 (commencement of operations) through September 30, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (Unaudited)
Continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$6,454,270	$-	$-	$6,454,270
Short-Term Investments	3,789,815	-	-	3,789,815
Total Investments, at Value	$10,244,085	$-	$-	$10,244,085

1 All common stocks held in the Fund are level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any level 2 & 3 securities at September 30, 2011.

There were no significant transfers between levels 1 and 2 during the period.

Note 9 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Note 10 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurement and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

BearlyBullish Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with Alpha Capital Management

At an in-person meeting held on March 30-31, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Alpha Capital Management (“ACM”) with respect to the BearlyBullish Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from ACM and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by ACM to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); and a summary of ACM’s policies, including its code of ethics and compliance manual.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement.  Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of ACM were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.  The Board also considered information given to them by representatives of ACM in a presentation at the March 31, 2011, Board meeting.  The Board reviewed the materials and various matters concerning ACM and the Fund, including those that had been discussed at the Board meeting.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by ACM and discussed the specific responsibilities of ACM under the Advisory Agreement.  The Board and the Independent Trustees also considered information regarding the resources that ACM would commit to managing the Fund, including information about the personnel that would be involved in managing the Fund’s investments.  In addition, they considered information about ACM’s investment philosophy and process, its research process and its brokerage and trading practices.  The Board also reviewed the composite performance of accounts managed by ACM using the same strategies it proposed to use with respect to the Fund, and noted that ACM’s model portfolio had outperformed its benchmark for the three- and five- year and since inception periods, although it had slightly underperformed its benchmark for the one-year period.  They also considered a report on certain policies and procedures of ACM, including information about its code of ethics.  The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by ACM were satisfactory.

BearlyBullish Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed advisory fee and expenses for the Fund.  They noted that although the proposed advisory fee to be paid by the Fund was slightly higher than the average of those funds in its peer group, the proposed total expenses of the Fund were reasonable and lower than the average of those funds in its peer group.  The Board considered that the investment advisory fee to be charged by ACM to the Fund was lower than the fees it charged with respect to its separate account clients.  The Board also considered that ACM would agree to limit the Fund’s total expenses to 1.49% and 1.24% of average daily net assets for Investor Class and Institutional Class, respectively, until July 31, 2012. The Board (including the Independent Trustees) determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by ACM.

Profitability of Advisory Agreement

The Board reviewed ACM’s estimated profitability with respect to the Fund in its first year of operations and determined the profitability was reasonable.  The Board noted that ACM anticipated subsidizing the Fund during that year.  The Board also considered other potential benefits, in addition to profitability, that could arise from ACM’s relationship with the Fund.

Economies of Scale

The Board and the Independent Trustees considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion

Based on these and other considerations, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement for an initial two-year term.

Investment Advisor
Alpha Capital Management
805 Las Cimas Parkway, Ste. 320
Austin, Texas 78746

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
BearlyBullish Fund – Investor Class	BRBLX	461418493

Privacy Principles of the BearlyBullish Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the BearlyBuliish Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 1-877-337-3707, on the Fund’s website at http://bearlybullish.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 1-877-337-3707, on the Fund’s website at http://bearlybullish.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund (toll-free) at 1-877-337-3707.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

BearlyBullish Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 1-877-337-3707

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	December 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	December 5, 2011

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	December 5, 2011